BUSINESS ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2011
Business acquisitions
Pro forma financial data for the acquisitions of Inteleca, Infocentr, Altair and Teleradiokompania TVT

	2011	2010
Pro forma:
Net revenues	$12,366,057	$11,359,640
Net operating income	2,821,182	2,751,082
Net income	1,462,649	1,405,790
Earnings per share, basic and diluted, U.S. Dollars	$0.74	$0.73

Revenue and earnings of the companies acquired from third parties since the acquisition date included in the consolidated statement of operations

2011 (unaudited)
Net revenues	$22,539
Net operating loss	4,883
Net loss	3,353

Regional fixed line operators acquired in 2011
Business acquisitions
Purchase price allocation of acquisition

	Inteleca Group	Infocentr	Altair	TVT	Total
Month of acquisition	April	April	August	October
Region of operations	Sibir region	Ural region	Central region	Volga region
Ownership interest acquired	100%	100%	100%	100%
Current assets	$853	$2,840	$3,172	$7,623	$14,488
Property, plant and equipment	10,812	2,585	3,739	31,664	48,800
Goodwill	10,662	14,711	12,726	147,591	185,690
Customer base	2,217	4,820	13,025	—	20,062
Other non-current assets	22	17	1,618	1,813	3,470
Current liabilities	(4,491)	(8,547)	(5,542)	(25,510)	(44,090)
Non-current liabilities	(875)	(989)	(3,148)	(638)	(5,650)

Consideration paid	$19,200	$15,437	$25,590	$162,543	$222,770

Regional fixed line operators acquired in 2010
Business acquisitions
Purchase price allocation of acquisition

	Tenzor Telecom	Penza Telecom	NMSK	Lanck Telecom	Total
Month of acquisition	February	June	December	December
Region of operations	Central region	Volga region	Sibir region	North-West region
Ownership interest acquired	100%	100%	100%	100%
Current assets	$711	$1,076	$2,575	$1,634	$5,996
Property, plant and equipment	2,191	2,407	10,625	10,618	25,841
Goodwill	6,616	7,394	14,113	11,119	39,242
Customer base	—	15,603	5,512	6,733	27,848
Other non-current assets	—	—	124	337	461
Current liabilities	(3,142)	(4,369)	(8,607)	(10,936)	(27,054)
Non-current liabilities	(130)	(2,779)	(944)	(1,684)	(5,537)

Consideration paid	$6,246	$19,332	$23,398	$17,821	$66,797

Multiregion.
Business acquisitions
Purchase price allocation of acquisition

Current assets	$46,776
Non-current assets	46,732
Customer base	76,376
Goodwill	148,743
Current liabilities	(126,780)
Non-current liabilities	(44,007)
Fair value of noncontrolling interests	(24,244)

Consideration paid	$123,596

Retail chains
Business acquisitions
Purchase price allocation of acquisition

	Telefon.ru	Eldorado	Teleforum	Total
Month of acquisition	February	March	October
Ownership interest acquired	100%	100%	100%
Current assets	$48,979	$2,467	$2,953	$54,399
Non-current assets	2,315	911	745	3,971
Brand	—	374	—	374
Goodwill	123,333	29,875	9,050	162,258
Current liabilities	(108,701)	(12,248)	(3,614)	(124,563)
Non-current liabilities	(5,926)	(115)	—	(6,041)
Fair value of contingent consideration	—	(3,414)	(6,934)	(10,348)

Consideration paid	$60,000	$17,850	$2,200	$80,050

Evrotel
Business acquisitions
Purchase price allocation of acquisition

Current assets	$14,300
Non-current assets	67,960
Customer base	4,726
Goodwill	98,542
Liabilities	(75,528)
Fair value of contingent consideration	(20,000)

Consideration paid	$90,000

Kolorit Dizayn
Business acquisitions
Purchase price allocation of acquisition

Current assets	$993
Non-current assets	11,788
Brand	2,097
Goodwill	27,109
Current liabilities	(2,098)
Non-current liabilities	(235)

Consideration paid	$39,654